STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of stock options

	Number of Options	Weighted Average Exercise Price $	Weight Average remaining Contractual Term (years)
Balance at April 1, 2021	—	—
Granted	40,000	3.98
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance at March 31, 2022	40,000	3.98	4.83
Vested and exercisable at March 31, 2022	40,000	3.98	4.83

Schedule of assumptions for stock options

Stock Price	$3.98
Exercise Price	$3.98
Term	5 years
Volatility	122.52%
Expected dividend yield (%)	—
Discount Rate (Bond Equivalent Yield)	2.28%